Stockholders? Equity (Deficit) - Dividend Rights (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2019 USD ($) Vote / shares shares	Dec. 31, 2018 USD ($) Vote / shares shares	Dec. 31, 2017 USD ($) shares
Voting Rights
Preferred stock, shares outstanding | shares	0	0	0
Deferred offering costs		$ 0	$ 21,000
Common Stock
Dividends Rights
No dividends declared	$ 0	$ 0
Voting Rights
Common stock, vote per share | Vote / shares	1	1
Private placement
Voting Rights
Deferred offering costs			$ 21,000